Lease obligations - Extension options (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	$ 718,505
Potential future lease payments not included in lease liabilities (undiscounted)	70,588
Ocean going vessels
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	462,843
Potential future lease payments not included in lease liabilities (undiscounted)	22,464
Terminal and tanks
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	194,665
Potential future lease payments not included in lease liabilities (undiscounted)	31,210
Other
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	60,997
Potential future lease payments not included in lease liabilities (undiscounted)	$ 16,914